Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Operating activities
Net income	$ 1,901,530,000	¥ 157,827,000,000	¥ 41,203,000,000	¥ 86,885,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,077,916,000	89,467,000,000	91,319,000,000	98,354,000,000
Deferred income taxes	81,723,000	6,783,000,000	(7,358,000,000)	(18,218,000,000)
Net loss (gain) from sale of investment securities and subsidiaries	650,000	54,000,000	(679,000,000)	3,543,000,000
Net gain on sale of property	(33,819,000)	(2,807,000,000)	(373,000,000)	(269,000,000)
Loss on disposal of fixed assets	23,229,000	1,928,000,000	2,244,000,000	5,561,000,000
Impairment loss on long-lived assets	61,952,000	5,142,000,000	3,332,000,000	16,414,000,000
Impairment loss on goodwill				2,003,000,000
Pension and retirement benefits, net	(45,723,000)	(3,795,000,000)	(55,000,000)	3,378,000,000
Changes in assets and liabilities:
Decrease (increase) in trade receivables	(1,776,831,000)	(147,477,000,000)	(71,459,000,000)	103,355,000,000
Decrease (increase) in inventories	(1,178,193,000)	(97,790,000,000)	117,707,000,000	(22,307,000,000)
Increase (decrease) in trade payables	1,224,036,000	101,595,000,000	(8,354,000,000)	(148,655,000,000)
Increase (decrease) in income taxes payable	215,373,000	17,876,000,000	11,311,000,000	(40,507,000,000)
Other, net	260,229,000	21,599,000,000	3,323,000,000	(10,762,000,000)
Net cash provided by operating activities	1,812,072,000	150,402,000,000	182,161,000,000	78,775,000,000
Investing activities
Capital expenditures	(1,214,699,000)	(100,820,000,000)	(92,401,000,000)	(145,670,000,000)
Proceeds from sale of property	115,723,000	9,605,000,000	11,212,000,000	6,414,000,000
Proceeds from sale of available for sale investment securities	25,687,000	2,132,000,000	1,005,000,000	703,000,000
Purchases of available for sale investment securities	(16,614,000)	(1,379,000,000)	(4,826,000,000)	(6,785,000,000)
Proceeds from sale of subsidiaries, net of cash disposed			661,000,000
Acquisition of subsidiaries and equity investees, net of cash acquired	11,759,000	976,000,000	1,107,000,000	(223,000,000)
Collection of loan receivables	23,205,000	1,926,000,000	11,559,000,000	7,736,000,000
Disbursement of loan receivables	(14,892,000)	(1,236,000,000)	(667,000,000)	(6,381,000,000)
Decrease (increase) in time deposits, net	3,458,000	287,000,000	(617,000,000)	(1,162,000,000)
Net cash used in investing activities	(1,066,373,000)	(88,509,000,000)	(72,967,000,000)	(145,368,000,000)
Financing activities
Proceeds from long-term debt	875,675,000	72,681,000,000	155,641,000,000	129,327,000,000
Repayments on long-term debt	(1,083,627,000)	(89,941,000,000)	(73,052,000,000)	(88,058,000,000)
Increase (decrease) in short-term debt, net	139,663,000	11,592,000,000	(139,067,000,000)	127,589,000,000
Repayments of capital lease obligations	(345,024,000)	(28,637,000,000)	(31,240,000,000)	(30,770,000,000)
Sale (purchase) of treasury stock, net	2,108,000	175,000,000	132,000,000	(32,685,000,000)
Dividends paid	(303,349,000)	(25,178,000,000)	(25,180,000,000)	(43,803,000,000)
Other, net	35,458,000	2,943,000,000	(3,597,000,000)	(4,381,000,000)
Net cash provided by (used in) financing activities	(679,096,000)	(56,365,000,000)	(116,363,000,000)	57,219,000,000
Effect of exchange rate change on cash and cash equivalents	(44,976,000)	(3,733,000,000)	(965,000,000)	(2,073,000,000)
Net increase (decrease) in cash and cash equivalents	21,627,000	1,795,000,000	(8,134,000,000)	(11,447,000,000)
Cash and cash equivalents, beginning of year	993,120,000	82,429,000,000	90,563,000,000	102,010,000,000
Cash and cash equivalents, end of year	$ 1,014,747,000	¥ 84,224,000,000	¥ 82,429,000,000	¥ 90,563,000,000